Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Corporate Bonds (6.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.4%)
Honda Motor Co., Ltd. 2.271%, 3/10/25	1,550,000	1,507

Total		1,507

Consumer, Non-cyclical (1.7%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	762
Amgen, Inc. 5.250%, 3/2/33	830,000	837
Bristol-Myers Squibb Co. 5.200%, 2/22/34	197,000	200
Eli Lilly & Co. 4.700%, 2/9/34	880,000	875
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,187
Stryker Corp. 4.850%, 12/8/28	800,000	800
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	2,570,000	2,510

Total		7,171

Energy (0.6%)
Exxon Mobil Corp. 2.709%, 3/6/25	2,560,000	2,503

Total		2,503

Financial (2.8%)
Bank of America Corp.
5.468%, (US SOFR plus 1.650%), 1/23/35 α	510,000	513
5.933%, (US SOFR plus 1.340%), 9/15/27 α	2,210,000	2,239
BOC Aviation USA Corp. 1.625%, 4/29/24 144A	696,000	694
Chubb INA Holdings, Inc. 5.000%, 3/15/34	1,070,000	1,074
Citigroup, Inc.
3.668%, (US SOFR 3 Month plus 1.652%), 7/24/28 α	100,000	95
6.270%, (US SOFR plus 2.338%), 11/17/33 α	140,000	148
Fifth Third Bancorp 6.339%, (US SOFR plus 2.340%), 7/27/29 α	1,620,000	1,670
JPMorgan Chase & Co.
4.005%, (US SOFR 3 Month plus 1.382%), 4/23/29 α	360,000	345
5.299%, (US SOFR plus 1.450%), 7/24/29 α	760,000	766
6.087%, (US SOFR plus 1.570%), 10/23/29 α	1,610,000	1,674
Truist Financial Corp. 5.711%, (US SOFR plus 1.922%), 1/24/35 α	1,477,000	1,483
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α	325,000	313
5.389%, (US SOFR plus 2.020%), 4/24/34 α	215,000	214

Corporate Bonds (6.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.303%, (US SOFR plus 1.790%), 10/23/29 α	280,000	292

Total		11,520

Industrial (0.5%)
Caterpillar Financial Services Corp. 3.650%, 8/12/25	1,970,000	1,931

Total		1,931

Utilities (0.4%)
Duke Energy Florida LLC 5.875%, 11/15/33	460,000	486
PPL Electric Utilities Corp. 4.850%, 2/15/34	850,000	836
Sempra 3.300%, 4/1/25	507,000	496

Total		1,818

Total Corporate Bonds (Cost: $26,681)		26,450

Governments (69.4%)
Governments (69.4%)
Canadian Government Bond 3.500%, 3/1/28 CAD ∞	27,000,000	19,866
Federal Home Loan Banks 5.500%, 7/15/36	1,000,000	1,099
Federal Home Loan Mortgage Corp. 6.250%, 7/15/32	14,850,000	16,879
Federal National Mortgage Association 6.625%, 11/15/30	13,650,000	15,406
Tennessee Valley Authority
1.500%, 9/15/31	1,500,000	1,237
3.875%, 3/15/28	1,750,000	1,719
5.880%, 4/1/36	3,250,000	3,619
US Treasury Inflation Index Bond
0.125%, 1/15/30 ß	18,866,925	17,078
0.125%, 7/15/30	10,578,216	9,529
0.125%, 1/15/31	16,279,313	14,482
0.125%, 7/15/31	12,166,154	10,763
0.125%, 1/15/32	12,674,862	11,072
0.125%, 2/15/51	8,878,425	5,305
0.125%, 7/15/26	3,985,887	3,820
0.125%, 10/15/26 ß	3,586,658	3,421
0.250%, 2/15/50	6,617,266	4,176
0.375%, 1/15/27	13,269,152	12,656
0.375%, 7/15/27	10,394,423	9,890
0.500%, 1/15/28	9,371,025	8,867
0.625%, 7/15/32	9,493,802	8,609
0.625%, 2/15/43	8,646,354	6,636
0.750%, 2/15/42	10,632,068	8,481
0.750%, 2/15/45	17,825,992	13,673
0.875%, 2/15/47	5,745,420	4,428
0.875%, 1/15/29	10,985,310	10,471
1.000%, 2/15/46	3,837,154	3,071

Inflation Protection Portfolio

Governments (69.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.000%, 2/15/48	1,437,293	1,131
1.000%, 2/15/49	2,999,511	2,349
1.125%, 1/15/33	5,173,300	4,852
1.250%, 4/15/28	8,733,835	8,484
1.375%, 7/15/33	15,424,808	14,803
1.375%, 2/15/44	10,817,396	9,484
1.750%, 1/15/34	2,507,860	2,476
1.750%, 1/15/28	507,547	503
2.125%, 2/15/41	3,547,980	3,593
2.375%, 1/15/27	878,767	886
2.500%, 1/15/29	3,323,183	3,414
3.625%, 4/15/28	2,858,310	3,039
3.875%, 4/15/29	3,749,560	4,099

Total		285,366

Total Governments (Cost: $324,356)		285,366

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	623
University of California 1.316%, 5/15/27 RB	1,105,000	1,001

Total Municipal Bonds (Cost: $1,758)		1,624

Structured Products (18.0%)
Asset Backed Securities (4.2%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
6.599%, (US SOFR 3 Month plus 1.282%), 4/20/31 144A	1,039,854	1,040
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
6.320%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	232,696	233
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	747,032	657
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 4.940%, 1/25/52 144A CAD ∞	1,950,000	1,336
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,756
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,000,000	933
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
6.699%, (US SOFR 3 Month plus 1.382%), 7/20/31 144A	975,012	974
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	547,677	450
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	251,844	207

Structured Products (18.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1
6.606%, (US SOFR 3 Month plus 1.292%), 4/15/31 144A	405,446	406
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	401,505	384
KKR Financial CLO, Ltd., Series 2018-22A, Class A
6.729%, (US SOFR 3 Month plus 1.412%), 7/20/31 144A	1,426,542	1,427
KKR Financial CLO, Ltd., Series 2022-1A, Class BR
7.318%, (US SOFR 3 Month plus 2.000%), 7/20/31 144A	1,425,000	1,419
Magnetite CLO, Ltd., Series 2021-29A, Class B
6.976%, (US SOFR 3 Month plus 1.662%), 1/15/34 144A	1,650,000	1,647
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2
6.708%, (US SOFR 3 Month plus 1.392%), 1/17/31 144A	1,113,932	1,113
Shelter Growth CRE Issuer, Ltd., Series 2022- FL4, Class A
7.622%, (US SOFR 1 Month plus 2.296%), 6/17/37 144A	1,140,245	1,139
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B 2.750%, 7/15/38 144A	441,959	435
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	805,433	762
Wellfleet CLO, Ltd., Series 2022-1A, Class B2 4.775%, 4/15/34 144A	1,250,000	1,201

Total		17,519

Mortgage Securities (13.8%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	387,814	345
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	1,100,000	983
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	163,211	158
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	283,220	247
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	217,862	189
Bellemeade Re, Ltd., Series 2019-3A, Class M1C
7.394%, (US SOFR 1 Month plus 2.065%), 7/25/29 144A	640,668	641
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
7.420%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	495,362	503

Inflation Protection Portfolio

Structured Products (18.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	44,210	40
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class B
6.603%, (US SOFR 1 Month plus 1.277%), 5/15/36 144A	872,829	872
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.973%, (US SOFR 1 Month plus 1.647%), 5/15/36 144A	2,149,652	2,149
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	260,627	225
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	1,217,749	1,194
Federal Home Loan Mortgage Corp.
2.500%, 10/1/51	1,939,900	1,620
3.500%, 8/1/52	1,988,517	1,780
4.500%, 10/1/52	1,838,110	1,750
6.000%, 1/1/53	2,004,939	2,029
Federal National Mortgage Association
2.500%, 1/1/52	7,838,749	6,533
4.000%, 9/1/52	9,721,792	9,017
5.500%, 1/1/53	3,898,363	3,881
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
8.035%, (US 30 Day Average SOFR plus 2.715%), 5/25/24	179,051	179
Government National Mortgage Association
3.000%, 9/20/51	3,657,721	3,229
3.000%, 11/20/51	3,655,908	3,224
5.000%, 8/20/53	6,347,243	6,237
5.500%, 12/20/52	1,727,997	1,728
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,869
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.739%, (AFC), 10/25/29 144A	221,583	211
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	552,821	489
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	987,330	872

Structured Products (18.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,292
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	690,481	602
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	592,977	519
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	970,352	804
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	263,460	243

Total		56,654

Total Structured Products (Cost: $77,424)		74,173

Short-Term Investments (5.3%)
Commercial Paper (5.3%)
Apple, Inc. 0.000%, 4/2/24	3,000,000	2,998
Barton Capital Corp. 0.000%, 4/1/24	10,000,000	9,994
Chariot Funding LLC 0.000%, 4/9/24	4,000,000	3,993
LMA SA / LMA Americas LLC 0.000%, 4/4/24	5,000,000	4,995

Total		21,980

Total Short-Term Investments (Cost: $21,993)		21,980

Total Investments (99.5%) (Cost: $452,212)@		409,593

Other Assets, Less Liabilities (0.5%)		1,860

Net Assets (100.0%)		411,453

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Long	USD	6,500	65	6/24	$7,202	$41	$(5)
Two-Year US Treasury Note Future	Long	USD	2,400	12	6/24	2,454	(5)	(3)

							$36	$(8)

Inflation Protection Portfolio

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$–	$1,463	$1,463	$2
CPURNSA	1.715%	6/24	7,400	USD	–	998	998	(1)
CPURNSA	1.858%	8/24	12,700	USD	–	1,605	1,605	(5)
CPURNSA	2.073%	8/27	3,500	USD	–	449	449	1
CPURNSA	2.145%	11/27	5,000	USD	(1)	591	590	1
CPURNSA	1.800%	10/29	3,700	USD	–	565	565	1
CPURNSA	1.884%	11/29	2,000	USD	–	291	291	–	π
CPURNSA	2.243%	1/26	6,000	USD	–	667	667	(2)
CPURNSA	1.078%	6/25	3,000	USD	–	511	511	–	π
CPURNSA	2.503%	8/26	7,000	USD	–	10	10	3
CPURNSA	2.415%	2/28	2,500	USD	–	21	21	–	π
CPURNSA	2.565%	4/28	1,500	USD	–	1	1	1
CPURNSA	2.370%	2/29	13,400	USD	1	69	70	5
CPURNSA	2.438%	2/30	9,500	USD	1	91	92	3
CPURNSA	1.291%	5/30	2,000	USD	–	405	405	1
CPURNSA	1.629%	6/30	2,000	USD	–	366	366	–	π
CPURNSA	2.663%	8/30	1,200	USD	–	(9)	(9)	1
CPURNSA	2.498%	9/31	7,000	USD	–	486	486	4
CPURNSA	2.619%	3/33	5,500	USD	1	1	2	(1)
CPURNSA	2.495%	5/33	3,500	USD	1	23	24	4
CPURNSA	2.650%	8/33	8,500	USD	1	(60)	(59)	8
CPURNSA	2.485%	2/34	3,400	USD	1	16	17	2

					$5	$8,560	$8,565	$28

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$37	$–	$37	$(9)	$(8)	$(17)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	CAD	28,254	20,883	6/20/24	$111	$—	$111
						$111	$—	$111

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	$98	$98
CPURNSA	Bank of America NA	2.140%	7/25	2,900	314	314
CPURNSA	Bank of America NA	1.790%	8/25	1,500	213	213
CPURNSA	Bank of America NA	2.240%	4/27	3,500	361	361
CPURNSA	Bank of America NA	2.218%	4/27	2,000	211	211
CPURNSA	Bank of America NA	2.235%	4/27	2,000	208	208
CPURNSA	Bank of America NA	2.235%	5/27	5,000	523	523
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	38	38
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(217)	(217)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(79)	(79)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,290	1,290
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	1,018	1,018
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	964	964
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	321	321
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	309	309
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	412	412
					$5,984	$5,984

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$111	$6,280	$6,391	—	—	$(296)	$(296)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024 the value of these securities (in thousands) was $34,847 representing 8.5% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∞	Foreign Bond — par value is foreign denominated.
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $452,217 and the net unrealized depreciation of investments based on that cost was $27,928 which is comprised of $15,280 aggregate gross unrealized appreciation and $43,208 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,624	$—
Corporate Bonds	—	26,450	—
Governments	—	285,366	—
Structured Products	—	74,173	—
Short-Term Investments	—	21,980	—
Other Financial Instruments^
Futures	41	—	—
Forward Foreign Currency Contracts	—	111	—
Total Return Swaps	—	14,913	—
Total Assets:	$41	$424,617	$—
Liabilities:
Other Financial Instruments^
Futures	(5)	—	—
Total Return Swaps	—	(364)	—
Total Liabilities:	$(5)	$(364)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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